Stockholders' Equity - Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	35,995	1,857
Granted (in shares)	4,687	36,000
Vested (in shares)	(19,189)	(1,854)
Forfeited (in shares)	(2,500)	(8)
Outstanding, end of period (in shares)	18,993	35,995
Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested, beginning of period (in dollars per share)	$ 19.04	$ 269.44
Granted (in dollars per share)	4.32	41.60
Vested (in dollars per share)	15.44	217.60
Forfeited (in dollars per share)	19.04	54.40
Non-vested, end of period (in dollars per share)	$ 19.04	$ 19.04